Derviative Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Derviative Financial Liabilities [Abstract]
Schedule of Exercise of Warrants Outstanding	The following table is a summary of the number of shares of IGI’s common stock issuable upon exercise of warrants outstanding at June 30, 2023:
	Number of shares	Exercise price (USD)	Redemption price (USD)	Expiration date	Classification	Loss in value for the period (USD ‘000)	Fair value at June 30, 2023 (USD ‘000)
Public warrants	12,750,000	11.5	18.0	March 17, 2025	Liability	(401)	7,796
Private warrants	4,500,000	11.5	18.0	March 17, 2025	Liability	(142)	2,752

Schedule of Fair Value of the Sponsor Earn-out Shares	The following table summarizes the assumptions used in estimating the fair value of the Sponsor Earn-out Shares at each of the relevant periods:
	June 30, 2023	December 31, 2022
Stock price (USD)	8.94	8.00
Expected volatility (%)	25.0%	27.5%
Risk free rate (%)	4.14%	3.98%
Expected term (in years)	4.71	5.21
Expected dividends (%)	0.45%	0.50%

Schedule of Movement on the Earn-out shares	The table below illustrates the movement on the Earn-out shares during the period under U.S. GAAP:
June 30, 2023
USD ‘000

Fair value of Earn-out shares at December 31, 2022	13,800
Change in fair value	2,840
Fair value of Earn-out shares at June 30, 2023	16,640